INCOME TAXES - Loss Carry Forwards (Details) - Amounts related to tax losses $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2019	$ 9.9
2020	5.7
2021	16.8
2022	19.3
2023	34.8
2024 and onwards	552.5
Unlimited	1,555.6
Tax credit carryforward, amount	2,194.6
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2019	0.0
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 and onwards	401.9
Unlimited	1,120.9
Tax credit carryforward, amount	1,522.8
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2019	9.8
2020	5.6
2021	16.8
2022	19.3
2023	34.8
2024 and onwards	144.9
Unlimited	3.3
Tax credit carryforward, amount	234.5
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2019	0.0
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 and onwards	0.0
Unlimited	302.0
Tax credit carryforward, amount	302.0
Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2019	0.0
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 and onwards	0.0
Unlimited	129.4
Tax credit carryforward, amount	129.4
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2019	0.0
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024 and onwards	0.0
Unlimited	0.0
Tax credit carryforward, amount	0.0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2019	0.1
2020	0.1
2021	0.0
2022	0.0
2023	0.0
2024 and onwards	5.7
Unlimited	0.0
Tax credit carryforward, amount	$ 5.9